Marketable securities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Marketable Securities [Abstract]
Disclosure of detailed information about marketable securities [Table Text Block]
	# of shares	Value $

Marketable securities at December 31, 2018	813,200	2,683,560

Sale of securities	(813,200)	(6,017,680)
Fair market value adjustment	—	3,334,120
Marketable securities at December 31, 2020 and 2019	—	—